Finance Costs - Schedule of Finance Costs (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interest expense
Bank loans		$ 368,463	$ 254,090	$ 195,235
Other loans		237,331	44,036	28,439
Preferred shares liabilities (recognized as “Financial liabilities at amortized cost”)		28,889	28,041	27,543
Lease liabilities		65,137	66,640	42,419
Finance costs of issuing convertible notes at discount	[1]		7,734,993
Commitment Fee	[2]	225,000	18,750
Other		2,802	21,322	5,322
Total		$ 927,622	$ 8,167,872	$ 298,958

[1]	Finance costs related to issuing convertible notes at discount, please refer to Note 19 f) for details.
[2]	The Commitment Share related to Tumim equity line of credit is amortized over the contract period. Please refer to Note 19 l) for details.